ACQUISITIONS, GOODWILL, INTANGIBLE ASSETS, AND INVESTMENTS (Details 4) - USD ($)	Mar. 31, 2023	Dec. 31, 2022
ACQUISITIONS GOODWILL AND INTANGIBLE ASSETS
2023	$ 303,336	$ 404,448
2024	404,448	404,448
2025	376,224	376,224
2026	363,384	363,384
2027	363,384	363,384
Thereafter	1,379,354	1,379,354
Total	$ 3,190,130	$ 3,291,242